Financial liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities

16. Financial liabilities

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest repayments.

June 30, 2023	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	953,855	953,855	953,855	-	-	-
Convertible loan	409,682	409,682	409,682	-	-	-
Other payables	1,540,677	1,540,677	1,062,850	477,827	-	-
	2,904,214	2,904,214	2,426,387	477,827	-	-

December 31, 2022	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	882,364	882,364	882,364	-	-	-
Convertible loan	655,923	655,923	655,923	-	-	-
Other payables	1,276,694	1,276,694	705,976	570,718	-	-
	2,814,981	2,814,981	2,244,263	570,718	-	-